INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, current portion
Accrued payroll and welfare payable	$ 368	¥ 2,382	¥ 3,631
Advertising expenditure deductible in future years			33,466
Deferred government grants	$ 272	¥ 1,764	¥ 2,597
Bad debt provision	$ 460	¥ 2,977
Changes in fair value of the Structured deposit			¥ 169
Less: valuation allowance	$ (1,100)	¥ (7,123)	(102)
Total deferred tax assets, current portion			¥ 39,761
Deferred tax assets, non-current portion
Advertising expenditure deductible in future years	$ 10,081	¥ 65,305
Deferred government grants	188	1,217
Loss from equity method investment	16	102
Net operating losses ("NOLs")	2,487	16,111	¥ 1,438
Less: valuation allowance	$ (12,772)	¥ (82,735)	(1,095)
Total deferred tax assets, non-current portion			¥ 343
Deferred tax liabilities, non-current portion
Online payment and other licenses arisen from business combination	$ (2,070)	¥ (13,411)
Total deferred tax liabilities, non-current portion	$ (2,070)	¥ (13,411)